UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: June 30, 2014

Item 1.	Reports to Stockholders.

Citi Market Pilot 2030

and 2040 Funds

Semi-Annual Report | June 30, 2014

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

The Citi Market Pilot Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-CITI-FUND; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2030 FUND
JUNE 30, 2014 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS SHORT-TERM INVESTMENT — 95.4%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)* (Cost $4,938,135)	4,938,135	$4,938,135

Total Investments — 95.4% (Cost $4,938,135)		$4,938,135

The open futures contracts held by the Fund at June 30, 2014, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation)
MINI MSCI EM	39	Sep-2014	$7,571
S&P 500 Index EMINI	21	Sep-2014	24,423
U.S. 5-Year Treasury Note	3	Sep-2014	(68)
U.S. Long Treasury Bond	4	Sep-2014	(8)

			$31,918

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,178,168.

(A)	Rate shown is the 7-day effective yield as of June 30, 2014.

EM — Emerging Markets

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

*	The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$4,938,135	$—	$—	$4,938,135

Total Investments in Securities	$4,938,135	$—	$—	$4,938,135

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$31,994	$—	$—	$31,994
Unrealized Depreciation	(76)	—	—	(76)

Total Other Financial Instruments	$31,918	$—	$—	$31,918

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2040 FUND
JUNE 30, 2014 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS SHORT-TERM INVESTMENT — 95.4%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A)* (Cost $4,939,847)	4,939,847	$4,939,847

Total Investments — 95.4% (Cost $4,939,847)		$4,939,847

The open futures contracts held by the Fund at June 30, 2014, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation)
MINI MSCI EM	39	Sep-2014	$7,571
S&P 500 Index EMINI	21	Sep-2014	24,423
U.S. 5-Year Treasury Note	3	Sep-2014	(68)
U.S. Long Treasury Bond	4	Sep-2014	(8)

			$31,918

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $5,178,729.

(A)	Rate shown is the 7-day effective yield as of June 30, 2014.

EM — Emerging Markets

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

*	The Fund’s investment in the SEI Daily Income Trust Government Fund represents greater than 50% of the Fund’s total investments. The SEI Daily Income Trust Government Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Government Fund please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

The following is a list of the inputs used as of June 30, 2014 in valuing the Fund’s investments and other financial instruments carried at value, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$4,939,847	$—	$—	$4,939,847

Total Investments in Securities	$4,939,847	$—	$—	$4,939,847

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts**
Unrealized Appreciation	$31,994	$—	$—	$31,994
Unrealized Depreciation	(76)	—	—	(76)

Total Other Financial Instruments	$31,918	$—	$—	$31,918

**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Citi Market Pilot 2030 Fund	Citi Market Pilot 2040 Fund
Assets:
Investments at Value (Cost $4,938,135 and $4,939,847, respectively)	$4,938,135	$4,939,847
Cash Collateral on Futures Contracts	255,031	253,882
Dividends Receivable	79	79
Deferred Offering Costs	27,541	27,540
Receivable Due from Adviser	18,769	18,770

Total Assets	5,239,555	5,240,118

Liabilities:
Payable Due to Administrator	8,219	8,219
Payable Due to Trustees	1,066	1,067
Chief Compliance Officer Fees Payable	958	958
Other Accrued Expenses	51,144	51,145

Total Liabilities	61,387	61,389

Net Assets	$5,178,168	$5,178,729

Net Assets Consist of:
Paid-in Capital	$5,000,140	$5,000,140
Accumulated Net Investment Loss	(14,836)	(14,817)
Accumulated Net Realized Gain on Investments	160,946	161,488
Net Unrealized Appreciation on Futures Contracts	31,918	31,918

Net Assets	$5,178,168	$5,178,729

I Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	500,014	500,014

Net Asset Value, Offering and Redemption Price Per Share
I Shares	$10.36	$10.36

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
FOR THE PERIOD ENDED
JUNE 30, 2014 (Unaudited)

STATEMENTS OF OPERATIONS

	Citi Market Pilot 2030 Fund*	Citi Market Pilot 2040 Fund*
Investment Income
Dividends	$562	$583

Total Income	562	583

Expenses
Administration Fees	32,329	32,329
Investment Advisory Fees	13,777	13,778
Trustees’ Fees	3,154	3,155
Chief Compliance Officer Fees	2,046	2,046
Offering Costs	14,039	14,039
Transfer Agent Fees	10,902	10,902
Audit Fees	6,843	6,844
Legal Fees	6,820	6,821
Printing Fees	5,846	5,846
Registration and Filing Fees	1,965	1,965
Custodian Fees	1,786	1,786
Other Expenses	3,838	3,839

Expenses Before Expense Waiver	103,345	103,350

Less:
Waiver of Investment Advisory Fees	(13,777)	(13,778)
Reimbursement of Other Operating Expenses	(74,170)	(74,172)

Net Expenses After Expense Waiver	15,398	15,400

Net Investment Loss	(14,836)	(14,817)

Net Realized Gain from:
Investments	4,587	4,587
Futures	156,359	156,901

Net Unrealized Appreciation on:
Futures	31,918	31,918

Total Net Realized and Unrealized Gain on Investments and Futures	192,864	193,406

Net Increase in Net Assets Resulting from Operations	$178,028	$178,589

*	The Funds commenced operations on March 4, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
FOR THE PERIOD ENDED
JUNE 30, 2014 (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS

	Citi Market Pilot 2030 Fund*	Citi Market Pilot 2040 Fund*
Operations:
Net Investment Loss	$(14,836)	$(14,817)
Net Realized Gain on Investments and Futures	160,946	161,488
Net Change in Unrealized Appreciation on Futures	31,918	31,918

Net Increase in Net Assets Resulting in Operations	178,028	178,589

Capital Share Transactions:
I Shares:
Issued	5,000,140	5,000,140

Net Increase in Net Assets from Capital Share Transactions	5,000,140	5,000,140

Total Increase in Net Assets	5,178,168	5,178,729

Net Assets:
Beginning of Period	—	—

End of Period	$5,178,168	$5,178,729

Accumulated Net Investment Loss	$(14,836)	$(14,817)

Shares Issued and Redeemed:
I Shares:
Issued	500,014	500,014

Net Increase in Shares Outstanding from Share Transactions	500,014	500,014

*	The Funds commenced operations on March 4, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2030 FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

I Shares
Period Ended June 30, 2014* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)
Net Realized and Unrealized Gain	0.39

Total from Investment Operations	0.36

Net Asset Value, End of Period	$10.36

Total Return†	3.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,178
Ratio of Net Expenses to Average Net Assets	0.95%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	6.38%**
Ratio of Net Investment Loss to Average Net Assets	(0.92)%**
Portfolio Turnover Rate	133%***

(1)	Per share calculations were performed using average shares for the period.

*	The Fund commenced operations on March 4, 2014.

**	Annualized.

***	Not Annualized.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT 2040 FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

I Shares
Period Ended June 30, 2014* (Unaudited)
Net Asset Value, Beginning of Period	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)
Net Realized and Unrealized Gain	0.39

Total from Investment Operations	0.36

Net Asset Value, End of Period	$10.36

Total Return†	3.60%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$5,179
Ratio of Net Expenses to Average Net Assets	0.95%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	6.38%**
Ratio of Net Investment Loss to Average Net Assets	(0.91)%**
Portfolio Turnover Rate	133%***

(1)	Per share calculations were performed using average shares for the period.

*	The Fund commenced operations on March 4, 2014.

**	Annualized.

***	Not Annualized.

†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 54 funds. The financial statements herein are those of the the Citi Market Pilot 2030 Fund and the Citi Market Pilot 2040 Fund (each a “Fund” and collectively the “Funds”). Each Fund is classified as a “diversified” investment company under the 1940 Act. The investment objective of each Fund is to seek performance results that, before fees and expenses, approximate the performance of its designated Citi Market Pilot Index, new proprietary indices sponsored by Citigroup Global Markets Limited, an affiliate of Citigroup First Investment Management Americas LLC (the “Adviser”). Each Fund is intended to meet the needs of investors planning to retire and leave the work force, or anticipating a need to fund college costs or other major expenses, in or within a few years of the Fund’s target year. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

The Fund is registered to offer both A Shares and I Shares. As of June 30, 2014, only I Shares have commenced operations.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2014, there were no securities valued in accordance with the fair value procedures.

In accordance with the authoritative guidance on fair value measurement and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of June 30, 2014, all of the Funds’ investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of the investment classification, refer to the Schedules of Investments for the the Citi Market Pilot 2030 Fund and the Citi Market Pilot 2040 Fund.

For the period ended June 30, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2014, there were no Level 3 securities.

For the period ended June 30, 2014, there have been no significant changes to the Funds’ fair value methodologies.

Futures — A futures contract is an agreement between two parties whereby one party sells and the other party agrees to buy a specified amount of a financial instrument at an agreed upon price and time. The financial instrument underlying the contract may be a stock, stock index, bond, bond index, interest rate, foreign exchange rate or other similar instrument. Agreeing to buy the underlying financial instrument is called buying a futures contract or taking a long position in the contract. Likewise, agreeing to sell the underlying financial instrument is called selling a futures contract or taking a short position in the contract.

Futures contracts are traded in the United States on commodity exchanges or boards of trade — known as “contract markets” — approved for such trading and regulated by the Commodity Futures Trading Commission (“CFTC”). These contract markets standardize the terms, including the maturity date and underlying financial instrument, of all futures contracts.

Unlike other securities, the parties to a futures contract do not have to pay for or deliver the underlying financial instrument until some future date (the delivery date). Contract markets require both the purchaser and seller to deposit “initial margin” with a futures broker, known as a futures commission merchant or custodian bank, when they enter into the contract. Initial margin deposits are typically equal to a percentage of the contract’s value. After they open a futures contract, the parties to the transaction must compare the purchase price of the contract to its daily market value. If the value of the futures contract changes in such a way that a party’s position declines, that party must make additional “variation margin” payments so that the margin payment is adequate. On the other hand, the value of the contract may change in such a way that there is excess margin on deposit, possibly entitling the party that has a gain to receive all or a portion of this amount. This process is known as “marking to the market.”

Although the actual terms of a futures contract calls for the delivery of and payment for the underlying security, in many cases the parties may close the contract early by taking an opposite position in an identical contract. If the sale price upon closing out the contract is less than the original purchase price, the person closing out the contract will realize a loss. If the sale price upon closing out the contract is more than the original purchase price, the person closing out the contract will realize a gain. If the purchase price upon closing out the contract is more than the original sale price, the person closing out the contract will realize a loss. If the purchase price upon closing out the contract is less than the original sale price, the person closing out the contract will realize a gain.

A Fund may incur commission expenses when it opens or closes a futures position.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

The following is a summary of the cash collateral on futures contracts held by the Funds as of June 30, 2014:

	Financial Derivative Asset
	Cash Collateral
Fund	Futures	Total
Citi Market Pilot 2030 Fund	$255,031	$255,031
Citi Market Pilot 2040 Fund	253,882	253,882

Federal Income Taxes — It is each Fund’s intention to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the Funds did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes substantially all of its net investment income, if any, quarterly. Any net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve months from inception of the Fund. As of June 30, 2014, the remaining amounts still to be amortized for the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund was $27,541 and $27,540 respectively.

3. Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

4. Administration, Distribution, Transfer Agent and Custodian Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee at a rate that is detailed below in the following schedule:

FEE (AS A PERCENTAGE OF AGGREGATE AVERAGE ANNUAL ASSETS)	FUNDS’ AVERAGE DAILY NET ASSETS
0.08%	First $2 billion
0.07%	Next $1 billion
0.05%	Next $2 billion
0.04%	Next $5 billion
0.03%	Over $10 billion

The foregoing fee is subject to a minimum annual fee of $100,000 for each Fund within the Citi fund complex. For each additional class of shares of a Fund established after the initial one (1) class of shares per Fund, the minimum annual fee will be increased by $10,000. Due to these minimums, the annual administration fee each Fund pays may exceed the above percentages at low asset levels.

The Trust and the Distributor are parties to a Distribution agreement. No distribution fees were paid as it relates to the I Shares during the period.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Union Bank, N.A. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce fees and reimburse expenses of the Funds in order to keep total annual Fund operating expenses for I Shares (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Funds, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP, and other extraordinary expenses not incurred in the ordinary course of the Funds’ business (collectively, “excluded expenses”)) from exceeding 0.95% of each Fund’s average daily net assets until May 24, 2015. If at any point during the Fund’s operations total annual Fund operating expenses (not including excluded expenses) are below its respective expense cap, the Adviser may receive from the Fund the difference between the total annual fund operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. At June 30, 2014, the amount the Adviser may seek as reimbursement of previously waived fees for the Citi Market Pilot 2030 Fund and Citi Market Pilot 2040 Fund were $87,947 and $87,950 respectively. The Adviser may change or cancel this expense limitation at any time.

6. Investment Transactions:

The cost of security purchases and proceeds from security sales, other than long-term U.S. Government securities and short-term securities for the period ended June 30, 2014, are as follows:

Fund	Purchases	Sales
Citi Market Pilot 2030 Fund	$997,380	$1,001,966
Citi Market Pilot 2040 Fund	997,380	1,001,966

There were no purchases or sales of long-term U.S. Government Securities.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014 (Unaudited)

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arise.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.

8. Risks:

The Funds expect to use futures or other derivatives to obtain long exposure to certain Index components. Derivatives are often more volatile than other investments and may magnify the Funds’ gains or losses. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives a Fund buys or sells. The lack of a liquid secondary market for a derivative may prevent the Funds from closing their derivative positions and could adversely impact their ability to achieve their objective and to realize profits or limit losses. Derivatives are often more volatile than other investments and the Funds may lose more in a derivative than it originally invested in it. Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Futures, swaps or other derivatives may create a leveraged exposure (since the margin required is generally less than the payment due at maturity), but the Funds do not intend to invest on a leveraged basis and intend to maintain cash or cash equivalents equal to any non-margined derivatives exposure.

9. Other:

At June 30, 2014, the percentage of total shares outstanding held by a limited number of shareholders for each Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders was as follows:

	No. of Shareholders	% Ownership
Citi Market Pilot 2030 Fund	1	100%
Citi Market Pilot 2040 Fund	1	100%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund’s costs in two ways.

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 3/04/14	Ending Account Value 6/30/14	Annualized Expense Ratios	Expenses Paid During Period
Citi Market Pilot 2030 Fund
Actual Fund Return
I Shares	$1,000.00	$1,036.00	0.95%	$3.13	*
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.08	0.95%	$4.76	**

Citi Market Pilot 2040 Fund
Actual Fund Return
I Shares	$1,000.00	$1,036.00	0.95%	$3.13	*
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.08	0.95%	$4.76	**

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 118/365 (to reflect the one half year period shown).

**	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half year period shown).

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval and must be renewed after its initial two-year term: (i) by the vote of the Board or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on November 16, 2011 to decide whether to approve the Agreement for an initial two-year term (the “2011 Meeting”) and a Board meeting was held on November 19, 2013 to decide whether to renew the Agreement for an additional one-year term (the “2013 Meeting”). In preparation for the meetings, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meetings, to help them decide whether to approve the Agreement for an initial two-year term and whether to renew the Agreement for an additional one-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance systems; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; and (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meetings to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the 2011 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. At the 2013 Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering both the approval and renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel and the resources of the Adviser. The Trustees reviewed the terms of the Agreements. The investment adviser registration forms (“Form ADV”) for the Adviser were provided to the Board, as were the responses of the Adviser to detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND	CITI MARKET PILOT FUNDS
JUNE 30, 2014

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT (Unaudited) (Continued)

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, reports of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Because the Funds had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant, the Board, including all of the Independent Trustees, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years at the 2011 Meeting and renew the Agreement for an additional one-year term at the 2013 Meeting. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decisions and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Citi Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-855-CITI-FUND

www.funds.citi.com

Adviser:

Citigroup First Investment Management Americas LLC

388 Greenwich Street

New York, New York 10013

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

CFM-SDA-001-0100

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.    Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: September 5, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 5, 2014